UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-6968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
           Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin         New York, NY                    05/12/2006
       -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:       $2,529,953
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                                  FORM 13F INFORMATION TABLE


            COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5            COLUMN 6   COLUMN 7  COLUMN 8


NAME OF ISSUER                TITLE OF CLASS    CUSIP     VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                         (x$1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP              COM             00081T108     56,068 2,525,600 SH           SOLE              2,525,600    0        0
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ADAMS RESPIRATORY THERAPEUTI  COM             00635P107      3,579    90,000 SH           SOLE                 90,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED  MED OPTICS          COM             00763M108    139,920 3,000,000 SH           SOLE              3,000,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES           COM             00971T101     11,512   350,000 SH           SOLE                350,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                COM             023135106     10,630   291,000 SH           SOLE                291,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105    140,565 4,102,900 SH           SOLE              4,102,900    0        0
------------------------------------------------------------------------------------------------------------------------------------
BROADWING CORP                COM             11161E101     11,202   760,000 SH           SOLE                760,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
CNET NETWORKS INC             COM             12613R104     66,002 4,644,782 SH           SOLE              4,644,782    0        0
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                     COM             189754104     81,887 2,368,034 SH           SOLE              2,368,034    0        0
------------------------------------------------------------------------------------------------------------------------------------
COMPTON PETE CO               COM             204940100     13,371 1,047,600 SH           SOLE              1,047,600    0        0
------------------------------------------------------------------------------------------------------------------------------------
COVAD COMMUNICATIONS GROUP I  COM             222814204        279   144,400 SH           SOLE                144,400    0        0
------------------------------------------------------------------------------------------------------------------------------------
COVANTA HLDG CORP             COM             2282E102     103,426 6,204,300 SH           SOLE              6,204,300    0        0
------------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING HLDG INC         COM             23342J206    104,404 2,923,668 SH           SOLE              2,923,668    0        0
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                    COM             23918K108    123,063 2,043,900 SH           SOLE              2,043,900    0        0
------------------------------------------------------------------------------------------------------------------------------------
DESARROLLADORA HOMEX S A DE   SPONSORED ADR   25030W100     35,401 1,002,000 SH           SOLE              1,002,000    0        0
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DISCOVERY HOLDING CO          COM             25468Y107    105,093 7,006,200 SH           SOLE              7,006,200    0        0
------------------------------------------------------------------------------------------------------------------------------------
ELONG INC                     SPONSORED ADR   290138205      6,686   547,553 SH           SOLE                547,553    0        0
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                   COM NEW         29444U502      4,624    72,000 SH           SOLE                 72,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
FIRST MARBLEHEAD CORP         COM             320771108     33,199   767,600 SH           SOLE                767,600    0        0
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR INC   COM             35687M107     29,896 1,075,000 SH           SOLE              1,075,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
FRONTLINE LTD                 COM             G3682E127     13,731   410,000 SH           SOLE                410,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD COM       COM             G3921A175     12,190   460,000 SH           SOLE                460,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW        COM             38388F108      6,650   500,000 SH           SOLE                500,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL PAC   SPON ADR B      400506101     75,539 2,364,300 SH           SOLE              2,364,300    0        0
------------------------------------------------------------------------------------------------------------------------------------
HANSEN NAT CORP               COM             411310105     68,697   545,000 SH           SOLE                545,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NETWORK SVCS CORP    COM             45885A102      4,019 4,275,000 SH           SOLE              4,275,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TECHNOLOG  COM             459902102     23,597   670,000 SH           SOLE                670,000    0        0
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KFX INC                       COM             48245L107      9,100   500,000 SH           SOLE                500,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP          COM             517834107      4,323    76,300 SH           SOLE                 76,300    0        0
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP                     COM             521865105     10,727   605,000 SH           SOLE                605,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC COM            COM             524901105     70,185   560,000 SH           SOLE                560,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC    COM             52729N100     51,023 9,850,000 SH           SOLE              9,850,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                COM             594918104    105,575 3,880,000 SH   CALL    SOLE              3,880,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW               COM             61166W101    103,395 1,220,000 SH           SOLE              1,220,000    0        0
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NEOWARE INC                   COM             64065P102      7,405   250,000 SH           SOLE                250,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                     CL A            65248E104     12,338   742,800 SH           SOLE                742,800    0        0
------------------------------------------------------------------------------------------------------------------------------------
NIKE INC                      CL B            654106103     85,100 1,000,000 SH           SOLE              1,000,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
NUVELO INC                    COM NEW         67072M301      1,727    96,937 SH           SOLE                 96,937    0        0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                   COM             68389X105     58,901 4,302,500 SH           SOLE              4,302,500    0        0
------------------------------------------------------------------------------------------------------------------------------------
PETROLEUM GEO SVCS ASA NEW    SPONSORED ADR   716599105     23,245   500,000 SH           SOLE                500,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
PIER 1 IMPORTS INC            COM             720279108     23,220 2,000,000 SH           SOLE              2,000,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
POLYMEDICA CORP               COM             731738100     18,638   440,000 SH           SOLE                440,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO           COM             742718109    140,041 2,430,000 SH           SOLE              2,430,000    0        0
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RESEARCH IN MOTION LTD        COM             760975102     16,976   200,000 SH   PUT     SOLE                200,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
RESMED INC                    COM             761152107     18,999   432,000 SH           SOLE                432,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                 COM             803111103     79,566 4,450,000 SH           SOLE              4,450,000    0        0
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SAVVIS INC                    COM             805423100      1,397   931,382 SH           SOLE                931,382    0        0
------------------------------------------------------------------------------------------------------------------------------------
SERVICES ACQUISITION CORP IN  UNIT 99/99/9999 817628209     21,888 1,490,000 SH           SOLE              1,490,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO INC    COM             82966U103     40,560 8,000,000 SH           SOLE              8,000,000    0        0
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SMURFIT-STONE CONTAINER CORP  COM             832727101     46,541 3,429,700 SH           SOLE              3,429,700    0        0
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TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109     16,612   890,250 SH           SOLE                890,250    0        0
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TELE NORTE LESTE PART S A     SPON ADR PFD    879246106     49,873 2,990,000 SH           SOLE              2,990,000    0        0
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TRANSOCEAN INC                ORD             G90078109     78,341   975,600 SH           SOLE                975,600    0        0
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UBS AG                        NAMEN AKT       H8920M855      1,111    10,100 SH           SOLE                 10,100    0        0
------------------------------------------------------------------------------------------------------------------------------------
UNDER ARMOUR INC              CL A            904311107        810    25,000 SH           SOLE                 25,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
VERITAS DGC INC               COM             92343P107     76,668 1,689,100 SH           SOLE              1,689,100    0        0
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WENDYS INTL INC               COM             950590109     70,438 1,135,000 SH           SOLE              1,135,000    0        0
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